Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies
Capital commitments	¥ 791
Guarantor Obligations, Current Carrying Value	30,000	¥ 30,400
Bank deposits	¥ 30,000	¥ 30,400